FAIR VALUE OF FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2025
Fair Value Disclosures [Abstract]
Schedule of Carrying Amount and Fair Value of Financial Instruments
The carrying amount and fair value of financial instruments are shown below:

	2025		2024
AS OF DEC. 31 US$ MILLIONS	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Financial assets
Available-for-sale fixed maturity securities	$64,209	$64,209	$53,802	$53,802
Equity securities(1)	7,972	7,972	3,854	3,854
Mortgage loans on real estate, net of allowance	11,231	11,343	12,426	12,240
Private loans, net of allowance	8,415	8,489	5,204	5,320
Real estate partnerships(2)	2,343	2,343	1,487	1,487
Policy loans	234	234	276	276
Short-term investments(3)	475	475	4,400	4,400
Other invested assets:
Derivative assets	1,611	1,611	1,361	1,361
Separately managed accounts	54	54	71	71
Other(4)(5)	1,189	1,188	956	958
Cash and cash equivalents	13,014	13,014	12,243	12,243
Reinsurance funds withheld – embedded derivative	48	48	18	18
Other assets – market risk benefit assets	1,174	1,174	856	856
Separate account assets(6)	822	822	1,343	1,343
Total financial assets	$112,791	$112,976	$98,297	$98,229
Financial liabilities
Policyholders’ account balances – embedded derivative	6,414	6,414	1,123	1,123
Market risk benefits	4,536	4,536	3,655	3,655
Notes payable	205	205	189	189
Corporate and non-recourse borrowings	5,485	5,574	4,351	4,371
Funds withheld for reinsurance liabilities – embedded derivative	74	74	37	37
Other liabilities – derivative liabilities	37	37	27	27
Separate account liabilities(6)	822	822	1,343	1,343
Total financial liabilities	$17,573	$17,662	$10,725	$10,745
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(1)The cost of equity securities as of December 31, 2025 was $6.7 billion (2024 – $3.1 billion). Balance includes $250 million of equity securities measured at cost less any impairments, if any, as their fair values are not readily determinable and are therefore not subject to the fair value hierarchy as of December 31, 2025. No amounts of impairments were recorded for the year ended December 31, 2025. The Company held no equities without readily determinable fair values as of December 31, 2024.
(2)Represents financial assets that are fair valued in accordance with ASC 825.
(3)Balance includes $400 million of amounts loaned under reverse repurchase agreements as of December 31, 2025 (2024 – $400 million). The fair value of the collateral received under these agreements was $872 million as of December 31, 2025 (2024 – $783 million).
(4)Balance includes $782 million and $637 million of other invested assets not subject to the fair value hierarchy as of December 31, 2025 and 2024,respectively.
(5)Balance excludes $1.5 billion and $1.3 billion of derivative collaterals that are recorded as an offset to “Other invested assets” in the statements of financial position and are also not included in the fair value hierarchy as of December 31, 2025 and 2024, respectively. Refer to “Derivative Exposure” section of Note 9 for details.
(6)Balance include nil and $31 million of assets, and corresponding liabilities, that are not subject to the fair value hierarchy as of December 31, 2025 and 2024, respectively.

Schedule of Fair Value Hierarchy Measurements of Financial Instruments
The fair value hierarchy measurements of the assets and liabilities recorded at fair value are shown below:

AS OF DEC. 31, 2025 US$ MILLIONS	Total Fair Value	Level 1	Level 2	Level 3
Financial assets
Available-for-sale fixed maturity securities:
U.S. treasury and government	$360	$299	$61	$—
U.S. state and municipal	3,158	—	3,158	—
Foreign governments	1,851	—	1,829	22
Corporate debt securities	48,599	—	47,317	1,282
Residential mortgage-backed securities	1,204	—	1,185	19
Commercial mortgage-backed securities	3,738	—	3,628	110
Collateralized debt securities	5,299	—	2,519	2,780
Total available-for-sale fixed maturity securities	64,209	299	59,697	4,213
Equity securities:
Common stock	7,222	7,132	2	88
Preferred stock	492	20	63	409
Total equity securities	7,714	7,152	65	497
Investment real estate(1)	1,253	—	—	1,253
Real estate partnerships(1)(2)	2,385	—	—	2,385
Investment funds(1)(3)	152	—	—	152
Short-term investments	475	1	243	231
Other invested assets:
Derivative assets	1,611	—	1,408	203
Separately managed accounts	54	—	—	54
Other(2)	407	—	—	407
Cash and cash equivalents	13,014	13,014	—	—
Reinsurance funds withheld – embedded derivative	48	—	—	48
Premiums due and other receivables – derivative asset	19	—	19	—
Other assets – market risk benefit assets	1,174	—	—	1,174
Separate account assets	822	804	18	—
Total financial assets	$93,337	$21,270	$61,450	$10,617
Financial liabilities
Policyholders’ account balances – embedded derivative	$6,414	$—	$—	$6,414
Market risk benefits	4,536	—	—	4,536
Funds withheld for reinsurance liabilities – embedded derivative	74	—	—	74
Other liabilities – derivative liabilities	37	—	37	—
Separate account liabilities	822	804	18	—
Total financial liabilities	$11,883	$804	$55	$11,024
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(1)Balances include financial assets that are fair valued as a result of consolidation of investment company VIE in accordance with ASC 946.
(2)$2.3 billion of real estate partnerships and $407 million of other invested assets are financial assets that are fair valued in accordance with ASC 825.
(3)Balance for investment funds excludes those measured at estimated fair value using NAV per share as a practical expedient. As of December 31, 2025, the estimated fair values of investment funds measured at NAV as a practical expedient were $662 million.

AS OF DEC. 31, 2024 US$ MILLIONS	Total Fair Value	Level 1	Level 2	Level 3
Financial assets
Available-for-sale fixed maturity securities:
U.S. treasury and government	$369	$310	$59	$—
U.S. state and municipal	3,289	—	3,233	56
Foreign governments	2,042	—	2,042	—
Corporate debt securities	37,380	—	34,696	2,684
Residential mortgage-backed securities	1,310	—	1,291	19
Commercial mortgage-backed securities	3,320	—	3,245	75
Collateralized debt securities	6,092	—	3,447	2,645
Total available-for-sale fixed maturity securities	53,802	310	48,013	5,479
Equity securities:
Common stock	3,412	2,858	2	552
Preferred stock	438	36	12	390
Private equity and other	4	—	—	4
Total equity securities	3,854	2,894	14	946
Investment real estate(1)	1,283	—	—	1,283
Real estate partnerships(1)(2)	1,529	—	—	1,529
Investment funds(1)(3)	124	—	—	124
Short-term investments	4,400	3,213	834	353
Other invested assets:
Derivative assets	1,361	—	1,138	223
Separately managed accounts	71	—	—	71
Other(2)	319	—	11	308
Cash and cash equivalents	12,243	12,243	—	—
Reinsurance funds withheld – embedded derivative	18	—	—	18
Premiums due and other receivables – derivative asset	22	—	22	—
Other assets – market risk benefit assets	856	—	—	856
Separate account assets	1,312	258	1,054	—
Total financial assets	$81,194	$18,918	$51,086	$11,190
Financial liabilities
Policyholders’ account balances – embedded derivative	$1,123	$—	$—	$1,123
Market risk benefits	3,655	—	—	3,655
Funds withheld for reinsurance liabilities – embedded derivative	37	—	—	37
Other liabilities – derivative liabilities	27	—	27	—
Separate account liabilities	1,312	258	1,054	—
Total financial liabilities	$6,154	$258	$1,081	$4,815
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(1)Balances include financial assets that are fair valued as a result of consolidation of investment company VIE in accordance with ASC 946.
(2)$1.5 billion of real estate partnerships and $171 million of other invested assets are financial assets that are fair valued in accordance with ASC 825.
(3)Balance for investment funds excludes those measured at estimated fair value using NAV per share as a practical expedient. As of December 31, 2024, the estimated fair values of investment funds measured at NAV as a practical expedient were $380 million.

Schedule of Carrying Value and Estimated Fair Value of Financial Instruments Not Recorded at Fair Value on a Recurring Basis
The carrying amount and estimated fair value of financial instruments not recorded at fair value are shown below. The table below excludes accrued investment income, which is recorded at amortized cost in the statements of financial position, as their carrying amounts approximate the fair values due to their short-term nature.

AS OF DEC. 31, 2025 US$ MILLIONS	Carrying Amount	Fair Value	FV Hierarchy Level
			Level 1	Level 2	Level 3
Financial assets
Mortgage loans on real estate, net of allowance	$11,231	$11,343	$—	$—	$11,343
Private loans, net of allowance	8,415	8,489	—	74	8,415
Policy loans	234	234	—	—	234
Deposit assets	5,440	5,352	—	—	5,352
Other invested assets, excluding derivatives and separately managed accounts	782	781	—	417	364
Total financial assets	$26,102	$26,199
Financial liabilities
Policyholders’ account balances – investment contracts, excluding embedded derivative	$83,782	$83,782	—	—	83,782
Corporate and non-recourse borrowings	5,485	5,574	—	—	5,574
Notes payable	205	205	—	—	205
Total financial liabilities	$89,472	$89,561

AS OF DEC. 31, 2024 US$ MILLIONS	Carrying Amount	Fair Value	FV Hierarchy Level
			Level 1	Level 2	Level 3
Financial assets
Mortgage loans on real estate, net of allowance	$12,426	$12,240	$—	$—	$12,240
Private loans, net of allowance	5,204	5,320	—	153	5,167
Policy loans	276	276	—	—	276
Deposit assets	6,165	6,026	—	—	6,026
Other invested assets, excluding derivatives and separately managed accounts	637	639	—	408	231
Total financial assets	$24,708	$24,501
Financial liabilities
Policyholders’ account balances – investment contracts, excluding embedded derivative	$79,383	$79,383	—	—	79,383
Corporate and non-recourse borrowings	4,351	4,371	—	—	4,371
Notes payable	189	189	—	—	189
Total financial liabilities	$83,923	$83,943

Schedule of Fair Value Assets Measured on Recurring Basis
For financial assets and financial liabilities measured at fair value on a recurring basis using Level 3 inputs during the periods, reconciliations of the beginning and ending balances are shown below:

	Assets			Liabilities
US$ MILLIONS	Invested assets(1)	Derivative assets	Reinsurance funds withheld – embedded derivative	Policyholders’ account balances – embedded derivative	Funds withheld for reinsurance liabilities – embedded derivative
Balance as of January 1, 2023	$2,489	$121	$154	$(726)	$—
Acquisitions from business combination	47	—	—	—	—
Fair value changes in net income	(171)	109	(200)	(96)	—
Fair value changes in other comprehensive income	389	—	—	—	—
Purchases	6,304	133	—	—	—
Sales	(4,611)	—	—	—	—
Settlements or maturities	—	(136)	—	—	—
Premiums less benefits	—	—	—	(50)	—
Balance as of December 31, 2023	$4,447	$227	$(46)	$(872)	$—
Acquisitions from business combination	4,288	—	—	—	—
Derecognition(2)	—	—	(196)	—	—
Fair value changes in net income	(38)	125	260	(204)	(37)
Fair value changes in other comprehensive income	94	—	—	—	—
Purchases	3,132	147	—	—	—
Sales	(350)	—	—	—	—
Settlements or maturities	(935)	(276)	—	49	—
Premiums less benefits	—	—	—	(96)	—
Transfers into Level 3	367	—	—	—	—
Transfers out of Level 3	(912)	—	—	—	—
Balance as of December 31, 2024	$10,093	$223	$18	$(1,123)	$(37)
Fair value changes in net income	27	102	30	(31)	(37)
Fair value changes in other comprehensive income	47	—	—	—	—
Purchases	2,696	139	—	—	—
Sales	(2,209)	—	—	—	—
Settlements or maturities	(571)	(261)	—	—	—
Premiums less benefits	—	—	—	(194)	—
Transfers into Level 3	1,130	—	—	(5,066)	—
Transfers out of Level 3	$(2,021)	$—	$—	$—	$—
Balance as of December 31, 2025	$9,192	$203	$48	$(6,414)	$(74)
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(1)Include separately managed accounts.
(2)See Note 16 for the details of effective settlement of a reinsurance arrangement, resulting in the derecognition of reinsurance funds withheld.

Schedule of Fair Value Liability Measured on Recurring Basis
For financial assets and financial liabilities measured at fair value on a recurring basis using Level 3 inputs during the periods, reconciliations of the beginning and ending balances are shown below:

	Assets			Liabilities
US$ MILLIONS	Invested assets(1)	Derivative assets	Reinsurance funds withheld – embedded derivative	Policyholders’ account balances – embedded derivative	Funds withheld for reinsurance liabilities – embedded derivative
Balance as of January 1, 2023	$2,489	$121	$154	$(726)	$—
Acquisitions from business combination	47	—	—	—	—
Fair value changes in net income	(171)	109	(200)	(96)	—
Fair value changes in other comprehensive income	389	—	—	—	—
Purchases	6,304	133	—	—	—
Sales	(4,611)	—	—	—	—
Settlements or maturities	—	(136)	—	—	—
Premiums less benefits	—	—	—	(50)	—
Balance as of December 31, 2023	$4,447	$227	$(46)	$(872)	$—
Acquisitions from business combination	4,288	—	—	—	—
Derecognition(2)	—	—	(196)	—	—
Fair value changes in net income	(38)	125	260	(204)	(37)
Fair value changes in other comprehensive income	94	—	—	—	—
Purchases	3,132	147	—	—	—
Sales	(350)	—	—	—	—
Settlements or maturities	(935)	(276)	—	49	—
Premiums less benefits	—	—	—	(96)	—
Transfers into Level 3	367	—	—	—	—
Transfers out of Level 3	(912)	—	—	—	—
Balance as of December 31, 2024	$10,093	$223	$18	$(1,123)	$(37)
Fair value changes in net income	27	102	30	(31)	(37)
Fair value changes in other comprehensive income	47	—	—	—	—
Purchases	2,696	139	—	—	—
Sales	(2,209)	—	—	—	—
Settlements or maturities	(571)	(261)	—	—	—
Premiums less benefits	—	—	—	(194)	—
Transfers into Level 3	1,130	—	—	(5,066)	—
Transfers out of Level 3	$(2,021)	$—	$—	$—	$—
Balance as of December 31, 2025	$9,192	$203	$48	$(6,414)	$(74)
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(1)Include separately managed accounts.
(2)See Note 16 for the details of effective settlement of a reinsurance arrangement, resulting in the derecognition of reinsurance funds withheld.

Schedule of Valuation Techniques and Unobservable Inputs of Level 3 Fair Value Measurements
The following summarizes the valuation techniques and significant unobservable inputs used for recurring Level 3 fair value measurements as of December 31, 2025:

Type of Asset	Valuation Techniques	Significant Unobservable Inputs	Range
Available-for-sale fixed maturity securities	•Discounted cash flows	•Discount rate	•2% - 9%
Investment real estate and real estate partnerships	•Broker price opinions
Short-term investments	•Discounted cash flows	•Discount rate	•4% - 30%
Derivative assets	•Vendor sourced prices	•Equity index volatility •Forward price/dividend
Separately managed accounts	•Current value method	•NCY EBITDA(1)
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(1)NCY EBITDA uses forecasted EBITDA expected to be achieved over the next calendar year.